Document and Entity Information	Jan. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001408100
Document Type	8-K
Document Period End Date	Jan. 28, 2021
Entity Registrant Name	KENNEDY-WILSON HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33824
Entity Tax Identification Number	26-0508760
Entity Address, Address Line One	151 S El Camino Drive
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(310)
Local Phone Number	887-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $.0001 par value
Trading Symbol	KW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false